Financial Instruments - Summary of Assets and Liabilities Denominated in Foreign Currencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	$ 9,766	$ 32,166
Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	4,326	6,867
Liabilities	2,235	6,214
Renminbi ("RMB") | Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	3,069	6,071
Liabilities	1,286	5,443
Australian Dollars ("AUD") [Member] | Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	1,257	796
Liabilities	$ 949	$ 771